Share-Based Compensation (Details) (USD $)	12 Months Ended	1 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended
	Dec. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Nov. 30, 2012	Oct. 31, 2010	Dec. 31, 2006	May 29, 2012	Dec. 31, 2013	Dec. 31, 2012	May 09, 2012 item	Apr. 20, 2012	Dec. 02, 2013	Jan. 31, 2014	Dec. 16, 2013	Aug. 21, 2014	Mar. 18, 2014	Sep. 30, 2008	Apr. 30, 2012	Aug. 31, 2014
Additional disclosure
Total intrinsic value of options exercised	$ 23,679,729
E-House Plan
Share-Based Compensation
Number of shares authorized						3,636,364
Number of shares that may be issued as a percentage of total outstanding shares						5.00%
Award vesting period						3 years
Additional number of shares authorized			6,644,659	1,273,000	4,013,619
Expiration period		10 years
E-House Plan | Share Options:
Share-Based Compensation
Compensation expense	5,950,940							12,817,935	17,157,015
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)							2.78%
Contractual life of option							8 years 7 days
Average estimated volatility rate (as a percent)							62.23%
Average dividend yield (as a percent)							2.45%
Additional disclosure
Compensation expense	5,950,940							12,817,935	17,157,015
Total intrinsic value of options exercised	23,679,729							25,248,554	436,259
E-House Plan | Share Options: | Directors
Share-Based Compensation
Number of employees holding options for which exercise price is reduced										3
Additional disclosure
Total number of options previously granted subject to modification (in shares)										396,050
E-House Plan | Share Options: | Employees
Share-Based Compensation
Exercise price of shares granted after reduction (in dollars per share)							5.34
Exercise price of shares granted, low end of the range (in dollars per share)							6.75
Exercise price of shares granted, high end of the range (in dollars per share)							8.99
Incremental compensation cost of the vested options replaced							1,811,935
Number of employees holding options for which exercise price is reduced							394
Additional disclosure
Total number of options previously granted subject to modification (in shares)							4,211,879
E-House Plan | E-House Replacement Options
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)									$ 0.72
Exercise price of shares granted, high end of the range (in dollars per share)									$ 8.99
Incremental compensation cost of the vested options replaced									289,930
Number of replacement options exchanged with replaced options granted (in shares)									15,107,745
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)											2.62%
Contractual life of option											7 years 6 months 11 days
Average estimated volatility rate (as a percent)											50.42%
Average dividend yield (as a percent)											2.03%
E-House Plan | Restricted Shares:
Share-Based Compensation
Compensation expense	6,174,583							5,668,460	9,348,941
Award vesting period	3 years
Granted (in shares)	1,439,000							1,303,000	1,273,000
Forfeited (in shares)	(33,334)
Fair value of restricted share at the date of grant	$ 8.72
Additional disclosure
Compensation expense	6,174,583							5,668,460	9,348,941
E-House Plan | E-House Replacement Restricted Shares
Share-Based Compensation
Granted (in shares)											77,875
Exercise price of shares granted, low end of the range (in dollars per share)											3.38
Exercise price of shares granted, high end of the range (in dollars per share)											6.75
Incremental compensation cost of the vested options replaced											0
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)											2.43%
Contractual life of option											10 months 6 days
Average estimated volatility rate (as a percent)											50.42%
Average dividend yield (as a percent)											2.03%
Leju Plan
Share-Based Compensation
Award vesting period		3 years
Expiration period		10 years
Leju Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares		8.00%
Leju Plan | Share Options:
Share-Based Compensation
Compensation expense	4,525,552							381,874
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)								2.98%
Contractual life of option								10 years
Average estimated volatility rate (as a percent)								56.74%
Average dividend yield (as a percent)								0.00%
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)												$ 2.21
Compensation expense	4,525,552							381,874
Total intrinsic value of options exercised	1,668,693
Leju Plan | Share Options: | Employees
Share-Based Compensation
Award vesting period												3 years
Options granted for purchase of shares												7,192,000
Granted (in shares)													60,000
Exercise price of shares granted (in dollars per share)												$ 4.6
Leju Plan | Share Options: | Directors and employees
Share-Based Compensation
Granted (in shares)														600,000
Leju Plan | Restricted Shares:
Share-Based Compensation
Compensation expense	4,923,226							34,758
Award vesting period															8 months	3 years
Granted (in shares)	1,095,400														229,400	866,000
Forfeited (in shares)	(8,800)
Fair value of restricted share at the date of grant	$ 12.37
Additional disclosure
Compensation expense	4,923,226							34,758
Leju Plan | Restricted Shares: | Employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)													4.60
Leju Plan | Restricted Shares: | Directors and employees
Share-Based Compensation
Exercise price of shares granted (in dollars per share)														4.60
CRIC Plan | Maximum
Share-Based Compensation
Number of shares that may be issued as a percentage of total outstanding shares																	15.00%
CRIC Plan | Share Options:
Share-Based Compensation
Compensation expense									8,532,772									0
Additional disclosure
Compensation expense									8,532,772									0
Total intrinsic value of options exercised									750,115
CRIC Plan | CRIC Replaced Options
Share-Based Compensation
Number of replacement awards exchanged with replaced awards (in shares)											16,975,028
Exercise price of shares granted, low end of the range (in dollars per share)									$ 0.64
Exercise price of shares granted, high end of the range (in dollars per share)									$ 8.00
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)											2.62%
Contractual life of option											7 years 6 months 11 days
Average estimated volatility rate (as a percent)											54.21%
CRIC Plan | Restricted Shares:
Share-Based Compensation
Compensation expense									54,688
Additional disclosure
Compensation expense									54,688
CRIC Plan | CRIC Replaced Restricted Shares
Share-Based Compensation
Exercise price of shares granted, low end of the range (in dollars per share)											3.00
Exercise price of shares granted, high end of the range (in dollars per share)											6.00
Converted (in shares)									87,500		87,500
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)											2.43%
Contractual life of option											10 months 6 days
Average estimated volatility rate (as a percent)											54.21%
Scepter Plan
Share-Based Compensation
Award vesting period																			3 years
Expiration period																			10 years
Additional disclosure
Weighted-average grant-date fair value of options granted (in dollars per share)																			$ 1.12
Scepter Plan | Share Options:
Share-Based Compensation
Number of shares authorized																			750,000
Compensation expense	66,820
Exercise price of shares granted (in dollars per share)	$ 3.30																		$ 3.30
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)	4.30%
Contractual life of option	10 years
Average estimated volatility rate (as a percent)	50.00%
Average dividend yield (as a percent)	1.70%
Additional disclosure
Compensation expense	$ 66,820